Consolidated Statement of Income - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
Revenues from construction activities	S/ 1,961,100	S/ 2,214,108	S/ 2,713,013
Revenues from services provided	1,003,623	956,300	869,106
Revenue from real estate and sale of goods	934,739	843,605	555,190
Revenue	3,899,462	4,014,013	4,137,309
Cost of construction activities	(1,921,112)	(2,107,206)	(2,683,703)
Cost of services provided	(741,172)	(770,792)	(763,193)
Cost of real estate and goods sold	(562,689)	(633,563)	(374,324)
Cost of sales	(3,224,973)	(3,511,561)	(3,821,220)
Gross profit	674,489	502,452	316,089
Administrative expenses	(278,433)	(322,454)	(278,303)
Other income and expenses	(61,335)	(32,869)	(22,360)
Gain (loss) from the sale of investments	(7)	34,545	46,336
Operating profit	334,714	181,674	61,762
Financial expenses	(247,982)	(150,777)	(198,055)
Financial income	50,925	13,742	18,225
Share of the profit or loss in associates and joint ventures	(3,709)	473	(590,066)
(Loss) profit before income tax	133,948	45,112	(708,134)
Income tax	(113,318)	(46,305)	152,182
(Loss) profit from continuing operations	20,630	(1,193)	(555,952)
Profit from discontinued operations	36,785	210,431	104,354
(Loss) profit for the year	57,415	209,238	(451,598)
(Loss) profit attributable to:
Owners of the Company	(83,188)	148,738	(509,699)
Non-controlling interest	140,603	60,500	58,101
Profit (loss) for the year	S/ 57,415	S/ 209,238	S/ (451,598)
Earnings (loss) per share from continuing operations attributable to owners of the Company during the year	S/ (0.125)	S/ 0.225	S/ (0.772)